Intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

		Accumulated	Net book
December 31, 2016	Cost	amortization	value
Patents and trademarks	$20,770	$5,093	$15,677
Technology	4,735	3,068	1,667
Customer contracts	11,419	6,053	5,366
Other intangibles	319	171	148
Total	$37,243	$14,385	$22,858

		Accumulated	Net book
December 31, 2015	Cost	amortization	value
Patents and trademarks	$16,964	$4,094	$12,870
Technology	4,862	2,663	2,199
Customer contracts	12,025	4,952	7,073
Other intangibles	283	118	165
Total	$34,134	$11,827	$22,307